Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Cash Flows from Operating Activities
Net Loss	$ (1,789,167)	$ (13,079)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation expense	1,610
Stock-based compensation - consulting fees	1,173,334
Stock-based compensation - employees	193,333
Gain on settlement of accounts payable and accrued liabilities	(47,003)
Gain on settlement of bank overdraft	(572)
Increase (decrease) in accounts payable and accrued liabilities	25,358	144
Increase (decrease) in bank overdraft	(630)
Net cash used by operating activities	(443,737)	(12,935)
Cash Flows from investing activities
Purchase of office equipment	(5,932)
Net cash used by investing activities	(5,932)
Cash Flows from financing activities
Due to related party	378,216
Advances from (repayments to) former related party	(26,981)	12,935
Repayment of note payable to former related party	(50,000)
Buyback of preferred stock	(33,735)
Proceeds from sale of common stock - net	180,000
Contributed capital	17,500
Net cash provided by financing activities	465,000	12,935
Effect of exchange rate on cash	75
Net Increase (Decrease) in Cash	15,406
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period	15,406
Supplemental Cash Flow Information:
Income taxes paid
Interest paid
Carrying Value of Nova assets and liabilities at August 29, 2017:
Office equipment - net	13,628
Website development costs	92,035
Total Assets	105,663
Accounts payable and accrued liabilities	24,651
Due to related party	135,865
Total Liabilities	160,516
Excess of liabilities over assets	54,853
Class C Common Stock [Member]
Non-cash Investing and Financing Activities:
Issuance of shares of common stock	1,680,000
Class A Common Stock [Member]
Non-cash Investing and Financing Activities:
Issuance of shares of common stock	$ 1,480,000